Submission	Oct. 13, 2026
Submission [Line Items]
Central Index Key	0000855658
Registrant Name	LATTICE SEMICONDUCTOR CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES